PROPERTY AND EQUIPMENT, NET - Narrative (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 610	¥ 653